Related Parties	6 Months Ended	12 Months Ended
	Sep. 30, 2023	Mar. 31, 2023
Related Party Transactions [Abstract]
Related Parties
13.	Related Parties
Relationship with Beneficient Management Counselors, L.L.C.
For periods prior to the conversion of BCG to a Nevada corporation, Ben Management was the general partner of Ben and Ben Management was governed by a board of directors. The governing document of Ben Management provided that Beneficient Management Counselors, L.L.C. (“BMC”), wholly owned by one of several Related Entities, determined the directors of Ben Management who filled 49% of the Board seats. BMC was also entitled to select (a) 50% of the membership of the Ben Management’s Nominating Committee and Executive Committee and appoint the chair of each of these committees, and (b) 50% of the membership of the Community Reinvestment Committee (CRC) and the CRC’s chairperson and lead committee member. Certain decisions with respect to Ben’s charitable giving program were delegated to the CRC, including certain decisions on behalf of BFF as a Kansas TEFFI. Decisions regarding appointment and removal of Ben Management’s directors, other than directors appointed by BMC, were delegated, with certain exceptions, to the Nominating Committee of Ben Management of which our Chief Executive Officer and Chairman was a member and Chairman. In the event of a tie vote of the Nominating Committee on a vote for the appointment or removal of a director, the majority of the then total number of directors serving on the board of directors would break the tie; provided that upon and following a “trigger event” (as defined in Ben Management’s governing document) the chair of the Nominating Committee may cast the tie-breaking vote. Subsequent to the conversion of BCG to a Nevada corporation, Beneficient is governed by a board of directors and Beneficient’s common equity holders are entitled to vote on all matters on which stockholders generally are entitled to vote as described in Note 10, Equity.
Services Agreement with Bradley Capital Company, L.L.C.
BCG and BCH entered into an agreement with Bradley Capital Company, L.L.C. (“Bradley Capital”) and BMC effective June 1, 2017 (the “Bradley Capital Agreement”), which was then amended and restated effective January 1, 2022 (the “A&R Bradley Capital Agreement”). Bradley Capital is a Related Entity. Under the Bradley Capital Agreement and the A&R Bradley Capital Agreement, Bradley Capital is entitled to a current base fee of $0.4 million per quarter for executive level services provided by an executive of Bradley Capital, who, prior to BCG’s conversion to a Nevada corporation on June 7, 2023, was our Chief Executive Officer and Chairman of Ben Management’s Board of Directors and currently is our Chief Executive Officer and Chairman of our Board of Directors, together with a current supplemental fee of $0.2 million per quarter for administrative and financial analysis, with both the base fee and supplemental fee, subject to an annual inflation adjustment. The base fee may be increased by the provider up to two times the initial base fee per quarter to cover increases in the cost of providing the services, or in the event of an expansion of the scope of the services, with the approval of the Executive Committee of the Board of Ben Management prior to June 7, 2023 and the Executive Committee of our Board subsequent to June 7, 2023, of which our CEO & Chairman is a member and Chairman. Our CEO and Chairman receives an annual salary from the Company of $0.2 million and both he and other employees of Bradley Capital can participate in equity incentive plans sponsored by the Company. The Bradley Capital Agreement and the A&R Bradley Capital Agreement also includes a payment from Ben of $0.2 million per year, paid in equal quarterly installments, to cover on-going employee costs for retired and/or departed employees of predecessor entities prior to September 1, 2017, which on-going costs were assumed by Bradley Capital, as well as a further payment to Bradley Capital in respect of the cost of health and retirement benefits for current employees of Bradley Capital all of which are reimbursed by Ben.
The Bradley Capital Agreement and the A&R Bradley Capital Agreement requires Ben to reimburse Bradley Capital or its affiliates for taxes, fees, and expenses, including legal fees and related costs, relating to the contributions by affiliates of Bradley Capital of equity or debt interests in Ben to public charitable trusts in connection with the 2017-18 Exchange Trusts, as well as the contribution of beneficial interests in customer trusts administered by Ben. The A&R Bradley Capital Agreement further requires that Ben indemnify and hold Bradley Capital harmless against any and all losses, damages, costs, fees and any other expenses incurred by Bradley Capital as air travel expenses owed in connection with the operation of the aircraft identified in the Aircraft Sublease (as defined below) for periods prior to January 1, 2022. Additionally, the Company provides office space and access to needed technology systems and telephone services. Payments by Ben to Bradley Capital and its affiliates are guaranteed and subject to enforcement by the state courts in Delaware in the event of default. The A&R Bradley Capital Agreement extended through December 31, 2022, with an automatic annual one-year renewal provision thereafter. Prior to June 7, 2023, the A&R Bradley Capital Agreement could have been terminated by the mutual agreement of the parties, by the unanimous approval of the Executive Committee of the Board of Ben Management of which an executive of a Related Entity is a member, or without such approval if the Related Entity no longer holds the lesser of $10.0 million of Ben’s securities or 1% of the aggregate fair market value of Ben on both December 31, 2022, or any applicable extension date, and the date of termination.
On June 7, 2023 BCG’s existing Bradley Capital Agreement, was replaced by a Second Amended and Restated Services Agreement (the “Second A&R Bradley Capital Agreement”) with the Company as a party. The Second A&R Bradley Capital Agreement is substantially similar to the existing Bradley Capital Agreement, subject to certain changes as follows. The Executive Committee (as defined in the Second A&R Bradley Capital Agreement) reference was revised to refer to the Executive Committee of the Board, and the Second A&R Bradley Capital Agreement expressly states that it shall in no way limit the authority of Board to appoint and remove officers of the Company, including its chief executive officer. The term of the Second A&R Bradley Capital Agreement extends through December 31, 2023, with an annual one-year renewal provision thereafter. The termination provision was revised so that the agreement may be terminated upon the approval of all members of the Executive Committee, excluding Brad K. Heppner if he is then serving on the Executive Committee. The base fee was increased to $0.5 million per quarter and the supplemental fee was increased to $0.2 million per quarter, with each fee remaining subject to an annual inflation adjustment. In addition, revisions were made to the limitation of liability and indemnification provisions to reflect the applicability of the corporation laws of Nevada to Beneficient.
During the three months ended September 30, 2023 and 2022, the Company recognized expenses totaling $0.7 million and $0.6 million related to this services agreement, respectively. During the six months ended September 30, 2023 and 2022, the Company recognized expenses totaling $1.4 million and $1.2 million related to this services agreement, respectively. As of September 30, 2023 and March 31, 2023, $4.9 million and $3.6 million, respectively, was owed to Bradley Capital related to this services agreement, which is reflected in the accounts payable and accrued expenses line item on the consolidated statements of financial condition.
Aircraft Sublease with Bradley Capital
Effective January 1, 2022 and January 1, 2023, The Beneficient Company Group (USA), L.L.C. (“Beneficient USA”), a subsidiary of BCH, as sublessee, Bradley Capital, as sublessor, and BCG, solely as it relates to the guarantee it makes to Bradley Capital as set forth therein, entered into an Aircraft Sublease Agreement (the “Aircraft Sublease”). Pursuant to the Aircraft Sublease, Bradley Capital subleases the aircraft described therein, without a crew, to Beneficient USA for discrete periods of use. Beneficient USA is required to pay a quarterly rental of $1.4 million plus direct operating expenses incurred for Ben’s use of the aircraft. Bradley Capital is required to pay any other fixed and variable costs of operating the aircraft. Beneficient USA is also required to provide its own pilot(s) and crew, and Beneficient USA has entered into a separate Flight Crew Services Agreement with an unrelated third-party to provide the qualified flight crew. The term of the Aircraft Sublease is one (1) year and may be terminated by either party upon three (3) days prior written notice and will automatically terminate upon the sale or similar disposition of the aircraft or the termination of the underlying lease agreement. Additionally, BCG agrees to unconditionally guarantee, for the benefit of Bradley Capital, all of the obligations of Beneficient USA to Bradley Capital under the Aircraft Sublease. During the three months ended September 30, 2023 and 2022, BCH expensed $1.4 million and $1.5 million, respectively, in lease and direct operating expenses related to this agreement. During the six months ended September 30, 2023 and 2022, BCH expensed $2.9 million and $3.1 million, respectively, in lease and direct operating expenses related to this agreement. No amounts have been paid to Bradley Capital related to the aircraft sublease. As of September 30, 2023 and March 31, 2023, $9.6 million and $6.9 million, respectively, of accrued costs related to the sublease is reflected in the accounts payable and accrued expenses line item on the consolidated statements of financial condition.
As discussed below, BHI, a Related Entity (which as defined above is an entity associated with our founder), entered into a Contribution Agreement with BCH and BCG pursuant to which BHI has agreed to reimburse BCG for a significant portion of the costs incurred by Beneficient USA under the Aircraft Sublease.
Relationship with Beneficient Holdings, Inc.
Beneficient USA, a subsidiary of BCH, entered into with BHI, a Related Entity, a Services Agreement effective July 1, 2017 (the “BHI Services Agreement”). BHI pays an annual fee of $30,000 to Ben for the provision of trust administration services for Related Entities and all trusts affiliated with its family trustee as that term is defined in the governing documents for a Related Entity. Beneficient USA also is required to provide any other services requested by BHI, subject to any restrictions in the operating agreement of BHI, at cost. The term of the BHI Services Agreement extends for the longer of (i) five years past the expiration or termination of the Bradley Capital Agreement, or (ii) seven years after the family trustee of the Related Entity is no longer a primary beneficiary of any trust affiliated with the family trustee. The Company recognized income during the three and six months ended September 30, 2023 and 2022, respectively, in accordance with the BHI Services Agreement.
In conjunction with the execution of the Aircraft Sublease, BHI, a Related Entity, BCH, and BCG entered into a Contribution Agreement effective as of January 1, 2022 and January 1, 2023 (the “Contribution Agreement”). Pursuant to the Contribution Agreement, BHI agrees to pay to BCH, on the last business day of each calendar quarter, any amounts paid by BCH during the quarter for the use of an aircraft under the Aircraft Sublease, or any similar lease or sublease, which would include the quarterly rental under the Aircraft Sublease. In addition, BHI agrees to pay to BCH any amounts paid related to fixed monthly or quarterly costs incurred in connection with such aircraft lease or sublease in an amount not to exceed $250,000 per year. This additional payment is intended to partially cover flight crew costs and other related costs. Each contribution is conditioned upon (i) the effectiveness of the Aircraft Sublease, and (ii) BCH’s timely payment to BHI of the guaranteed payment to be made to holders of BCH Preferred A.0 for the respective quarter in which such contribution is to be paid (whether or not waived in accordance with the terms of the BCH LPA); provided, that if such guaranteed payment is not timely paid, or is only paid in part, for any given quarter, then any contributions contemplated under the Contribution Agreement for such quarter will not be owed. In the event such guaranteed payment is subsequently paid in full, then any previously unfunded contributions for the applicable quarter under the Contribution Agreement will become immediately due and payable on the last business day of the calendar quarter in which such guaranteed payment is paid in full. All payments made by BHI to BCH pursuant to the Contribution Agreement shall be treated as capital contributions, as defined in the BCH LPA, by BHI to BCH and shall be added to BHI’s sub-capital account related to its Class S Ordinary Units of BCH. BCH further agrees to specially allocate to BHI’s sub-capital account related to its Class S Ordinary Units of BCH any expenses or deductions derived from amounts paid or accrued by BCH for use of the aircraft to the extent such expenditures are offset by the contributions made by BHI pursuant to the Contribution Agreement. There have been no contributions from BHI related to this agreement, which is expected and will continue to occur until the guaranteed payments to Preferred A.0 holders are no longer deferred.
BHI owns the majority of the Company’s Class B common stock, and the Class S Ordinary Units, Class S Preferred Units, BCH Preferred A.0, BCH Preferred A.1, and FLP Subclass 1 and Subclass 3 Unit Accounts issued by BCH.
Additionally, BHI expects to receive tax distributions from HCLP arising from the repayment of the Second Lien Credit Agreement to cover any tax liability associated with the 2019 contribution of the Second Lien Credit Agreement to HCLP. Additionally, if HCLP is liquidated while the Second Lien Credit Agreement is still outstanding, the Second Lien Credit Agreement will transfer back to BHI.
HCLP Nominees, L.L.C.
HCLP is an indirect subsidiary of Highland Consolidated, L.L.C. (“Highland”). Ben’s Chairman and CEO is a beneficiary and trust investment advisor of the trusts that control, and are the partners of, Highland. Loans to and investments with or in the Related Entities have been and may be made by Highland, or its affiliates, as applicable, using proceeds from loan repayments made by Ben to HCLP in its capacity as Lender to Ben. Ben is not a party to these transactions between Highland and the Related Entities.
A long-standing lending and investment relationship of 25 years exists between Highland (and its affiliates or related parties), on the one hand, and Related Entities, on the other. From time to time, Highland or its affiliates have advanced funds under various lending and investing arrangements to Related Entities, and such Related Entities have made repayments to Highland or its affiliates, as applicable, both in cash and in kind.
As of June 30, 2021, Highland and the applicable Related Entity mutually agreed to satisfy all obligations under all outstanding loans among Highland and the Related Entity via full payment and satisfaction of the existing loan balances (the “Loan Balances”) by in-kind real property transfers (the “In-Kind Property Payment”) from certain of the Related Entities to Highland. The terms of the In-Kind Property Payment grant Highland the right to transfer the real property that was transferred pursuant to the In-Kind Property Payment back to certain of the Related Entities, in exchange for a BCH Preferred A.1 capital account balance in BCH in an amount equal to the Loan Balances, with such exchange to be satisfied from existing BCH Preferred A.1 that are held by such Related Entities.
Since June 30, 2021, additional net advances have been made by Highland to a Related Entity. As of September 30, 2023 and March 31, 2023, Highland Consolidated, L.P. had outstanding loans in the principal amount of $12.3 million and $14.0 million, respectively, with a Related Entity. Ben is not a party to these loans, nor has it secured or guaranteed the loans.
Relationship with The Heppner Endowment for Research Organizations, L.L.C. (“HERO”) and Research Ranch Operating Company, L.L.C (“RROC”).
HERO and RROC are indirectly owned by The Highland Investment Holdings Trust, The Highland Great Plains Trust and The Highland Partner Holdings Trust. Mr. Heppner is a permissible beneficiary of The Highland Investment Holdings Trust and The Highland Partner Holdings Trust, but he is not a beneficiary of The Highland Golden Plains Trust. Mr. Heppner’s family members are potential beneficiaries of each of these three trusts. HERO was created to (i) to serve as an advisor to National Philanthropic Trust (“NPT”), an unrelated third-party charitable organization, regarding the disbursement of grants to qualifying organizations, and (ii) to serve as an advisor to NPT regarding the administration of charitable contributions made for the benefit of such qualifying organizations. Although HERO can advise on these matters, NPT possessed all final decision-making authority on charitable contributions and complete control over the proceeds received by the charitable organizations. The charitable accounts administered by NPT (“Charitable Accounts”), the beneficiaries of which have historically been multiple Texas universities, have historically received proceeds from certain trusts settled and funded by customers of Ben, in support of their charitable initiatives. HERO does not receive any proceeds from trusts settled and funded by customers of Ben.
RROC’s purpose is to provide funding and operational support for the research activities conducted by the qualified charities. The funding received by RROC, from proceeds of trusts settled and funded by customers of Ben, may be used, in RROC’s discretion, to (i) provide appropriate facilities and properties for the charitable organizations to utilize as part of their charitable initiatives (those properties and facilities being owned by a Related Entity), and (ii) provide fee revenue to RROC. RROC is granted such rights and authority pursuant to trust instruments entered into between a customer and subsidiaries of Ben as well as an agreement with NPT. Ben’s subsidiaries provide financing to the Customer ExAlt Trusts and Ben is paid as an agent of the trustees for administrative services it provides to the trusts. Ben has certain outstanding payables, including accrued interest, to RROC and the Charitable Accounts (for the benefit of the Texas universities as discussed above) of $2.1 million as of September 30, 2023 and March 31, 2023. There were no payments made during the three and six months ended September 30, 2023, respectively, compared to $0.8 million for the three and six months ended September 30, 2022, respectively. The $0.8 million payment during the three and six months ended September 30, 2022 was made to the Funding Trusts in accordance with their respective trust agreements to pay down Funding Trust liabilities. Such payment was not made to any entity associated with Mr. Heppner. Due to changes in the Customer ExAlt Trust agreements, no incremental amounts are expected to be allocated to RROC or the Charitable Accounts other than those amounts already provided by certain prior trust agreements. During the year ended March 31, 2023, the trust advisor to certain of the Customer ExAlt Trusts reassigned the beneficial interest held at NPT to the Kansas TEFFI Economic Growth Trust.
Beneficient Heartland Foundation, Inc.; Initial Charitable Initiative
In connection with each of Ben’s liquidity transactions following the adoption of the TEFFI legislation and BFF’s receipt of a fully-operational trust company charter under the Kansas TEFFI Act, pursuant to Section 28 of the TEFFI Act, a “Qualified Distribution” is made for the benefit of certain economic growth zones and rural communities in the State of Kansas (each, a “Charitable Distribution”). In January 2022, Ben announced its initial $15.9 million Charitable Distribution. The Charitable Distribution was allocated as follows: $2.7 million of cash for the benefit of, and to be received by, the Kansas Department of Commerce to be used at the department’s discretion for development projects and the promotion and growth of the TEFFI industry in Kansas; $6.3 million of cash and assets for the benefit of public charities dedicated to economic development within Mr. Heppner’s hometown of Hesston, Kansas, and surrounding Harvey County, Kansas, as outlined in the TEFFI Act; and $6.9 million in cash and assets to the Beneficient Heartland Foundation, Inc. (“BHF”) as described below. Mr. Heppner’s hometown is Hesston, Kansas and certain of his family members continue to live and/or work in Hesston and other areas of Harvey County, Kansas and may be considered to be indirect beneficiaries of the portions of the initial Charitable Distribution provided to Hesston and Harvey County and to BHF.
On January 20, 2022, BHF was formed as a Kansas nonprofit corporation to receive economic growth contributions pursuant to the TEFFI legislation. BHF is governed by a 13-member board of directors, nine of whom are community leaders within the Hesston, Kansas community and four of whom are Ben employees or individuals otherwise affiliated with Ben. BHF is organized and operated exclusively for charitable and educational purposes within the meaning of Section 501(c)(3) of the Internal Revenue Code. Its purpose is to provide grants and other support to benefit growth, development and expansion of opportunities in rural Kansas communities with populations of 5,000 residents or less, including job and income growth, main street revitalization, educational facility improvements, construction and development, healthcare facility enhancements, senior facility improvements, and support for post-secondary institutions. BHF has the exclusive decision-making authority over all of the economic growth contributions it receives.
BFF is the sole member of BHF and has the right to appoint eleven members of BHF’s Board of Directors. The remaining two board members are appointed by BMC. Pursuant to the requirements of the Internal Revenue Code, BFF’s governing documents prohibit any of BHF’s assets or earnings from inuring to the benefit of BFF, BMC, or any director, officer or other private individual.
The Kansas TEFFI Economic Growth Trust
The Kansas Economic Growth Trust (the “EGT”) is a common law trust formed on December 7, 2021 by and between an individual as independent trustee, Ben Custody as administrator, and BCH as advisor. The purpose of the EGT is to receive the proceeds of the Customer ExAlt Trusts that are allocable to the Charitable Beneficiaries and to allocate such proceeds between the Kansas Department of Commerce and qualified charitable organizations (including the Beneficient Heartland Foundation, Inc.) in accordance with the requirements of the TEFFI legislation. The proceeds received by the EGT are dedicated exclusively to charitable purposes and the trust agreement prohibits any of the EGT’s assets or earnings from inuring to the benefit of Ben Custody, BCH, any director, officer or other private individual. As noted above, Ben Custody provides administrative and accounting services to the EGT, and BCH serves as advisor to the trustee with respect to the administration and distribution of the trust. Neither Ben Custody nor BCH charges a fee for these services. During the year ended March 31, 2023, the trust advisor to certain of the Customer ExAlt Trusts reassigned the beneficial interest held at NPT to the EGT.
Ben has an outstanding payable to EGT of nil and $0.1 million as of September 30, 2023 and March 31, 2023, respectively. Ben paid $0.3 million and $0.7 million during the three and six months ended September 30, 2023, compared to $0.5 million and $1.2 million for the same periods of 2022, respectively. Additionally, during the year ended March 31, 2023, Ben sold its Kansas properties to the EGT in exchange for a $1.4 million promissory note receivable, which is reflected in the other assets line item on the consolidated statements of financial condition.
Hicks Holdings, L.L.C.
Hicks Holdings, L.L.C., an entity associated with one of Ben’s current directors, is one of the owners and serves as the manager of a limited liability company (“SPV”). A Related Entity also has ownership in the SPV. The SPV holds a BCH Preferred A.0 Unit Account and BCH Preferred A.1 Unit Account among its investment holdings.
Hicks Holdings Operating, LLC (“Hicks Holdings”), an entity associated with one of Ben’s current directors, owns directly a BCH Preferred A.0 Unit Account, BCH Preferred A.1 Unit Account, Class S Ordinary Units, and Class B common stock of Beneficient. Hicks Holdings was granted its BCH Preferred A.1 Unit Account and Class S Ordinary Units as compensation for services provided in 2018. Hicks Holdings was granted its BCH Preferred A.0 Unit Account when a portion of the existing BCH Preferred A.1 converted to BCH Preferred A.0 in 2021. Hicks Holdings converted a portion of its existing BCH Preferred A.1 to Class B common stock of Beneficient in June 2023 in connection with the recapitalization of BCG described in Note 4. The total preferred equity and Class S Ordinary balance as of September 30, 2023 and March 31, 2023, was $56.9 million and $72.6 million, respectively. Hicks Holdings held 1,322,208 shares of Class B common stock as of September 30, 2023.
As more fully described in Note 19, on October 19, 2023, through its subsidiaries, the Company entered into a three-year $25.0 million term loan with HH-BDH LLC, which was fully drawn upon closing, and the proceeds of which will be used to repay certain outstanding obligations, fund development of our products, and provide additional working capital. HH-BDH LLC’s sole member is Hicks Holdings. In connection with the Term Loan and the Financing (each as defined herein), on October 19, 2023, BCH, Ben LLC and Hicks Holdings entered into a letter agreement (the “Letter Agreement”), pursuant to which the parties thereto agreed, among other things, that if BCH or Beneficient Financing, L.L.C. default under the Credit Agreement (as defined herein) and such default results in a foreclosure on, or other forfeiture of, the Pledged Equity Interests (as defined herein), BCH will promptly issue to Hicks Holdings, Replacement Equity Interests (as defined herein).
Shared Services Agreement with GWG Holdings
On May 27, 2020, Ben and GWG Holdings (acting through a then constituted special committee of the Board of Directors of GWG Holdings) entered into a shared services agreement effective as of January 1, 2020 (the “Shared Services Agreement”). Pursuant to the Shared Services Agreement, GWG Holdings pays a quarterly fee to Ben for the provision of accounting and finance, general and administrative, human resources, sales administration and marketing, underwriting and risk management, information technology and legal services for GWG Holdings and its direct or wholly-owned subsidiaries. The total service fee for each quarter is determined in good faith by Ben on the final day of such quarter in accordance with the cost allocation methodology maintained on Ben’s books and records, which provides that, to the extent the Services are eligible for the “services cost method,” as defined in Treasury Regulation §1.482-9(b), the Service Fee shall be equal to the total costs incurred by Ben during each quarter in connection with Ben’s provision of the Services to GWG Holdings or its direct or indirect wholly-owned subsidiaries, and that the Service Fee for Services that are not eligible for the services cost method shall be determined by reference to the “cost of services plus method,” as defined in Treasury Regulation §1.482-9(e).
The term of the Shared Services Agreement had an initial term of one year from the effective date and renewed automatically for successive one-year terms. Due to the filing by GWG Holdings for reorganization under the Chapter 11 Bankruptcy Code in April 2022, neither party was authorized to terminate the Shared Services Agreement. The Shared Services Agreement terminated upon the effective of GWG Holdings’ bankruptcy plan on August 1, 2023. During the three and six months ended September 30, 2023, GWG Holdings paid approximately $0.1 million and $1.4 million, respectively, to Ben under the Shared Services Agreement. GWG Holdings paid no such expenses to Ben under the Shared Services Agreement during the three and six months ended September 30, 2022. As of September 30, 2023 and March 31, 2023, Ben has an outstanding gross receivable related to this Shared Services Agreement of approximately $0.1 million and $17.8 million, respectively. Due to the financial deterioration of GWG Holdings including the filing for reorganization under the Chapter 11 Bankruptcy Code in April 2022, the allowance for these receivables as of September 30, 2023 and March 31, 2023 was nil
and $15.6 million, respectively. The reserve amount pertains to amounts owed by GWG Holdings at the time of their bankruptcy filing. As a result of the termination of the Shared Services Agreement, receivables and related allowance of $15.6 million were written off during the three months ended September 30, 2023.

16. Related Parties
Relationship with Beneficient Management Counselors, L.L.C.
Ben Management is the general partner of Ben and is governed by a board of directors. The governing document of Ben Management provides that Beneficient Management Counselors, L.L.C. (“BMC”), wholly owned by one of several Related Entities, determine the directors of Ben Management who fill 49% of the Board seats. BMC is also entitled to select (a) 50% of the membership of the Ben Management’s Nominating Committee and Executive Committee and appoint the chair of each of these committees, and (b) 50% of the membership of the Community Reinvestment Committee (CRC) and the CRC’s chairperson and lead committee member. Certain decisions with respect to Ben’s charitable giving program are delegated to the CRC, including certain decisions on behalf of BFF as a Kansas TEFFI. Decisions regarding appointment and removal of Ben Management’s directors, other than directors appointed by BMC, are delegated, with certain exceptions, to the Nominating Committee of Ben Management of which our Chief Executive Officer and Chairman is a member and Chairman. In the event of a tie vote of the Nominating Committee on a vote for the appointment or removal of a director, the majority of the then total number of directors serving on the board of directors will break the tie; provided that upon and following a “trigger event” (as defined in Ben Management’s governing document) the chair of the Nominating Committee may cast the tie-breaking
vote.

Services Agreement with Bradley Capital Company, L.L.C.
Ben is the general partner of BCH and together they entered into an agreement with Bradley Capital Company, L.L.C. (“Bradley Capital”) and BMC effective June 1, 2017 (the “Bradley Capital Agreement”), which was then amended and restated effective January 1, 2022 (the “A&R Bradley Capital Agreement”). Bradley Capital is a Related Entity. Under the Bradley Capital Agreement and the A&R Bradley Capital Agreement, Bradley Capital is entitled to a current base fee of $0.4 million per quarter for executive level services provided by an executive of Bradley Capital, who is currently designated as our Chief Executive Officer and Chairman of Ben Management’s Board of Directors, together with a current supplemental fee of $0.2 million per quarter for administrative and financial analysis, with both the base fee and supplemental fee, subject to an annual inflation adjustment. The base fee may be increased by the provider up to two times the initial base fee per quarter to cover increases in the cost of providing the services, or in the event of an expansion of the scope of the services, with the approval of the Executive Committee of the Board of Ben Management of which our CEO & Chairman of Ben Management’s Board of Directors is a member and Chairman. Our CEO and Chairman of Ben Management’s Board of Directors receives an annual salary from the Company of $0.2 million and both he and other employees of Bradley Capital can participate in equity incentive plans sponsored by the Company. The Bradley Capital Agreement and the A&R Bradley Capital Agreement also includes a payment from Ben of $0.2 million per year, paid in equal quarterly installments, to cover on-going
employee costs for retired and/or departed employees of predecessor entities prior to September 1, 2017, which on-going
costs were assumed by Bradley Capital, as well as a further payment to Bradley Capital in respect of the cost of health and retirement benefits for current employees of Bradley Capital all of which are reimbursed by Ben.
Under the Bradley Capital Agreement, Ben was also required to reimburse Bradley Capital for out-of-pocket
expenses incurred by Bradley Capital employees, including reimbursement for private travel for the family members of designated executives of Bradley Capital for both business and personal use. Under the A&R Bradley Capital Agreement, Ben is no longer required to reimburse Bradley Capital for private travel of designated executives of Bradley Capital and their family members. The A&R Bradley Capital Agreement further requires that Ben indemnify and hold Bradley Capital harmless against any and all losses, damages, costs, fees and any other expenses incurred by Bradley Capital as air travel expenses owed in connection with the operation of the aircraft identified in the Aircraft Sublease (as defined below) for periods prior to January 1, 2022.
The Bradley Capital Agreement and the A&R Bradley Capital Agreement requires Ben to reimburse Bradley Capital or its affiliates for taxes, fees, and expenses, including legal fees and related costs, relating to the contributions by affiliates of Bradley Capital of equity or debt interests in Ben to public charitable trusts in connection with the
2017-18
Exchange Trusts, as well as the contribution of beneficial interests in customer trusts administered by Ben. Additionally, the Company provides office space and access to needed technology systems and telephone services. Payments by Ben to Bradley Capital and its affiliates are guaranteed and subject to enforcement by the state courts in Delaware in the event of default. The A&R Bradley Capital Agreement extends through December 31, 2022, with an automatic annual one-year
renewal provision thereafter. The A&R Bradley Capital Agreement may be terminated by the mutual agreement of the parties, by the unanimous approval of the Executive Committee of the Board of Ben Management of which an executive of a Related Entity is a member, or without such approval if the Related Entity no longer holds the lesser of $10.0 million of Ben’s securities or 1% of the aggregate fair market value of Ben on both December 31, 2022, or any applicable extension date, and the date of termination.
As part of the May 2018 change of control of Ben, the Company obtained a valuation of the enterprise and its classes of equity as required by ASC 805 due to the application of pushdown accounting. This valuation incorporated, among other things, estimates of current and future costs arising from related party contracts, including the Bradley Capital Agreement and the BHI Services Agreement (defined below). Each class of the Company’s equity was then recorded at its fair value as set forth in valuation analysis, with the preferred equity held by Ben’s founders reduced for, among other things, (i) the balance of outstanding debt of the Company, including related party debt, and (ii) any decrease in the value of the Company, up to the entire founders’ preferred equity amount outstanding, including decreases arising from the present value of the estimated costs of the related party contracts, including estimated costs related to private travel under the terms of the Bradley Capital Agreement.
During the year ended March 31, 2023, the three months ended March 31, 2022, and the years ended December 31, 2021 and 2020, the Company recognized expenses totaling $2.6 million, $0.6 million, $4.1 million, and $3.8 million, respectively, related to this services agreement, respectively. As of March 31, 2023 and March 31, 2022, $3.6 million and $3.5 million, respectively, was owed to Bradley Capital related to this services agreement.
Aircraft Sublease with Bradley Capital
Effective January 1, 2022 and January 1, 2023, The Beneficient Company Group (USA), L.L.C. (“Beneficient USA”), a subsidiary of BCH, as sublessee, Bradley Capital, as sublessor, and BCG, solely as it relates to the guarantee it makes to Bradley Capital as set forth therein, entered into an Aircraft Sublease Agreement (the “Aircraft Sublease”). Pursuant to the Aircraft Sublease, Bradley Capital subleases the aircraft described therein, without a crew, to Beneficient USA for discrete periods of use. Beneficient USA is required to pay a quarterly rental of $1.4 million plus direct operating expenses incurred for Ben’s use of the aircraft. Bradley Capital is required to pay any other fixed and variable costs of operating the aircraft. Beneficient USA is also required to provide its own pilot(s) and crew, and Beneficient USA has entered into a separate Flight Crew Services Agreement with an unrelated third-party to provide the qualified flight crew. The term of the Aircraft Sublease is one (1) year and may be terminated by either party upon three (3) days prior written notice and will automatically terminate upon the sale or similar disposition of the aircraft or the termination of the underlying lease agreement. Additionally, BCG agrees to unconditionally guarantee, for the benefit of Bradley Capital, all of the obligations of Beneficient USA to Bradley Capital under the Aircraft Sublease. During the year ended March 31, 2023 and the three months ended March 31, 2022, BCH expensed $6.1 million and $1.7 million, respectively, in lease and direct operating expenses related to this agreement.
As discussed below, BHI, a Related Entity (which as defined above is an entity associated with our founder), entered into a Contribution Agreement with BCH and BCG pursuant to which BHI has agreed to reimburse BCG for a significant portion of the costs incurred by Beneficient USA under the Aircraft Sublease.
Guaranty made to Bradley Capital
In conjunction with the execution of the A&R Bradley Capital Agreement and the Aircraft Sublease, Bradley Capital and BCH entered into a Guaranty effective as of January 1, 2022 (the “Guaranty”). Pursuant to the Guaranty, BCH provides an unlimited, irrevocable, and unconditional guaranty in favor of Bradley Capital guaranteeing the complete and timely payment of any and all amounts due up to $20.0 million from Bradley Capital to a lender under any financing arrangement with Bradley Capital, the proceeds of which were used in the acquisition of the aircraft under the Aircraft Sublease or any other aircraft acquired by Bradley Capital in connection with Bradley Capital’s obligations under the Bradley Capital Agreement. No guaranty payments were required from BCH as of March 31, 2023 and March 31, 2022. Bradley Capital does not currently have an outstanding guarantee to any third-party lender, and none are currently contemplated at the time of the issuance of these financial statements. Effective as of December 9, 2022, Bradley Capital and BCH entered into an agreement pursuant to which Bradley Capital agreed not to enforce the Guaranty or any obligations of BCH thereunder nor utilize the Guaranty in any manner unless and until the withdrawal of the registration statement on Form
S-4
BCG originally filed with the SEC on December 9, 2022 (the “Forbearance Agreement”).
Relationship with Beneficient Holdings, Inc.
Beneficient USA, a subsidiary of BCH, entered into with BHI, a Related Entity, a Services Agreement effective July 1, 2017 (the “BHI Services Agreement”). BHI pays an annual fee of $30,000 to Ben for the provision of trust administration services for Related Entities and all trusts affiliated with its family trustee as that term is defined in the governing documents for a Related Entity. Beneficient USA also is required to provide any other services requested by BHI, subject to any restrictions in the operating agreement of BHI, at cost. The term of the BHI Services Agreement extends for the longer of (i) five years past the expiration or termination of the Bradley Capital Agreement, or (ii) seven years after the family trustee of the Related Entity is no longer a primary beneficiary of any trust affiliated with the family trustee. The Company recognized income during the year ended March 31, 2023, the three months ended March 31, 2022, and the years ended December 31, 2021 and 2020, respectively, in accordance with the agreement.
In conjunction with the execution of the Aircraft Sublease, BHI, a Related Entity, BCH, and BCG entered into a Contribution Agreement effective as of January 1, 2022 and January 1, 2023 (the “Contribution Agreement”). Pursuant to the Contribution Agreement, BHI agrees to pay to BCH, on the last business day of each calendar quarter, any amounts paid by BCH during the quarter for the use of an aircraft under the Aircraft Sublease, or any similar lease or sublease, which would include the quarterly rental under the Aircraft Sublease. In addition, BHI agrees to pay to BCH any amounts paid related to fixed monthly or quarterly costs incurred in connection with such aircraft lease or sublease in an amount not to exceed $250,000 per year. This additional payment is intended to partially cover flight crew costs and other related costs. Each contribution is conditioned upon (i) the effectiveness of the Aircraft Sublease, (ii) the effectiveness of the Guaranty (as defined above), and (iii) BCH’s timely payment to BHI of the guaranteed payment to be made to holders of BCH Preferred A.0 for the respective quarter in which such contribution is to be paid (whether or not waived in accordance with the terms of the BCH LPA); provided, that if such guaranteed payment is not timely paid, or is only paid in part, for any given quarter, then any contributions contemplated under the Contribution Agreement for such quarter will not be owed. In the event such guaranteed payment is subsequently paid in full, then any previously unfunded contributions for the applicable quarter under the Contribution Agreement will become immediately due and payable on the last business day of the calendar quarter in which such guaranteed payment is paid in full. All payments made by BHI to BCH pursuant to the Contribution Agreement shall be treated as capital contributions, as defined in the BCH LPA, by BHI to BCH and shall be added to BHI’s sub-capital
account related to its Class S Ordinary Units of BCH. BCH further agrees to specially allocate to BHI’s sub-capital
account related to its Class S Ordinary Units of BCH any expenses or deductions derived from amounts paid or accrued by BCH for use of the aircraft to the extent such expenditures are offset by the contributions made by BHI pursuant to the Contribution Agreement. There have been no contributions from BHI related to this agreement, which is expected and will continue to occur until the guaranteed payments to Preferred A.0 holders are no longer deferred.
BHI owns the majority of the Class S Ordinary Units, Class S Preferred Units, BCH Preferred A.0, BCH Preferred A.1, and FLP Subclass 1 and Subclass 3 Unit Accounts issued by BCH.
Additionally, BHI expects to receive tax distributions from HCLP arising from the repayment of the Second Lien Credit Agreement to cover any tax liability associated with the 2019 contribution of the Second Lien Credit Agreement to HCLP. Additionally, if HCLP is liquidated while the Second Lien Credit Agreement is still outstanding, the Second Lien Credit Agreement will transfer back to BHI.
Finally, see discussion above under “
Services Agreement with Bradley Capital”
related to the May 2018 change of control of Ben.
HCLP Nominees, L.L.C.
HCLP is an indirect subsidiary of Highland Consolidated, L.L.C. (“Highland”). Ben’s Chairman and CEO is a beneficiary and trust investment advisor of the trusts that control, and are the partners of, Highland. Loans to and investments with or in the Related Entities have been and may be made by Highland, or its affiliates, as applicable, using proceeds from loan repayments made by Ben to HCLP in its capacity as Lender to Ben. Ben is not a party to these transactions between Highland and the Related Entities.

A long-standing lending and investment relationship of 25 years exists between Highland (and its affiliates or related parties), on the one hand, and Related Entities, on the other. From time to time, Highland or its affiliates have advanced funds under various lending and investing arrangements to Related Entities, and such Related Entities have made repayments to Highland or its affiliates, as applicable, both in cash and in kind.
As of June 30, 2021, Highland and the applicable Related Entity mutually agreed to satisfy all obligations under all outstanding loans among Highland and the Related Entity via full payment and satisfaction of the existing loan balances (the “Loan Balances”) by in-kind
real property transfers (the
“In-Kind
Property Payment”) from certain of the Related Entities to Highland. The terms of the
In-Kind
Property Payment grant Highland the right to transfer the real property that was transferred pursuant to the
In-Kind
Property Payment back to certain of the Related Entities, in exchange for a BCH Preferred A.1 capital account balance in BCH in an amount equal to the Loan Balances, with such exchange to be satisfied from existing BCH Preferred A.1 that are held by such Related Entities.
Since June 30, 2021, additional net advances have been made by Highland to a Related Entity. As of March 31, 2023 and March 31, 2022, Highland Consolidated, L.P. had outstanding loans in the principal amount of $14.0 million and $3.3 million, respectively, with a Related Entity. Ben is not a party to these loans, nor has it secured or guaranteed the loans.
Administrative Services Agreement between Constitution Private Capital Company, L.L.C. (“Constitution”) and Beneficient USA.
Constitution is an entity owned 50.5% by a Related Entity and 49.5% by an entity controlled by our Board of Directors. It was founded in 1986 and acquired by a Related Entity in 1996. Constitution currently manages three private equity fund-of-funds.
Effective January 1, 2017, Constitution entered into an Administrative Services Agreement (the “ASA”) with Beneficient USA, a subsidiary of BCH, whereby Beneficient USA provides personnel to administer the portfolio assets advised by Constitution. Under the ASA, Constitution pays Beneficient USA a monthly fee equal to 0.01% of the month-end
net assets of its portfolio. The ASA automatically renews on an annual basis and may be terminated at any time by Constitution. Beneficient USA may only terminate the ASA in the event of a breach by Constitution. There was no income recognized by the Company related to this services agreement for the year ended March 31, 2023, the three months ended March 31, 2022, or the years ended December 31, 2021 and 2020.
Preferred Liquidity Provider Agreement with Constitution.
In May 2019, BCC entered into an agreement with Constitution (the “Preferred Liquidity Provider Agreement”) under which at Constitution’s option, BCC will provide liquidity to alternative asset funds sponsored by Constitution at an advance rate of not less than 82% of NAV, to the extent such funds meet certain specified qualifications. For a fund to qualify for the liquidity option, it must, among other things, hold investments that were approved or deemed approved by BCC at the time a fund makes such investments. BCC is required to provide liquidity in any combination, at its discretion, of cash, U.S. exchange traded funds registered under the Investment Company Act of 1940, or securities traded on a national securities exchange. BCC’s obligation under the Preferred Liquidity Provider Agreement is guaranteed by Ben and BCH. The Preferred Liquidity Provider Agreement may be terminated solely by mutual consent of Ben and Constitution. Ben and Constitution have not contracted for any liquidity under this agreement through March 31, 2023.
Relationship with The Heppner Endowment for Research Organizations, L.L.C. (“HERO”) and Research Ranch Operating Company, L.L.C (“RROC”).
HERO and RROC are indirectly owned by a Related Entity. HERO’s purposes are (i) to serve as an advisor to National Philanthropic Trust (“NPT”), an unrelated third-party charitable organization, regarding the disbursement of grants to qualifying organizations, and (ii) to serve as an advisor to NPT regarding the administration of charitable contributions made for the benefit of such qualifying organizations. Although HERO can advise on these matters, NPT has all final decision-making authority on charitable contributions and complete control over the proceeds received by the charitable organizations. The charitable accounts administered by NPT (“Charitable Accounts”), the beneficiaries of which have historically been multiple Texas universities, have historically received proceeds from certain trusts settled and funded by customers of Ben, in support of their charitable initiatives. HERO does not receive any proceeds from trusts settled and funded by customers of Ben.
RROC’s purpose is to provide funding and operational support for the research activities conducted by qualified charities. The funding received by RROC, from proceeds of trusts settled and funded by certain customers of Ben, may be used, in RROC’s discretion, to (i) provide appropriate facilities and properties for the charitable organizations to utilize as part of their charitable initiatives (those properties and facilities being owned by a Related Entity), and (ii) provide fee revenue to RROC. RROC is granted such rights and authority pursuant to trust instruments entered into between a customer and subsidiaries of Ben as well as an agreement with NPT. Ben’s subsidiaries provide financing to the Customer ExAlt Trusts and Ben is paid as an agent of the trustees for administrative services it provides to the trusts. Ben has certain outstanding payables, including accrued interest, to RROC and the Charitable Accounts (for the benefit of the Texas universities as discussed above) of approximately $2.1 million and $2.7 million as of March 31, 2023 and March 31, 2022, respectively. During the year ended March 31, 2023, Ben paid $0.8 million. There were no payments made during the three months ended March 31, 2022 and the years ended December 31, 2021 and 2020. Due to changes in the Customer ExAlt Trust agreements, no incremental amounts are expected to be allocated to RROC or the Charitable Accounts other than those amounts already provided by certain prior trust agreements. During the year ended March 31, 2023, the trust advisor to certain of the Customer ExAlt Trusts reassigned the beneficial interest held at NPT to the Kansas TEFFI Economic Growth Trust.
Beneficient Heartland Foundation, Inc.
On January 20, 2022, Beneficient Heartland Foundation, Inc. (“BHF”) was formed as a Kansas nonprofit corporation to receive economic growth contributions pursuant to the TEFFI legislation. BHF is governed by a
13-member
board of directors, nine of whom are community leaders within the Hesston, Kansas community and four of whom are Ben employees or individuals otherwise affiliated with Ben. BHF is organized and operated exclusively for charitable and educational purposes within the meaning of Section 501(c)(3) of the Internal Revenue Code. Its purpose is to provide grants and other support to benefit growth, development and expansion of opportunities in rural Kansas communities with populations of 5,000 residents or less, including job and income growth, main street revitalization, educational facility improvements, construction and development, healthcare facility enhancements, senior facility improvements, and support for post-secondary institutions. BHF has the exclusive decision-making authority over all of the economic growth contributions it receives.
BFF is the sole member of BHF and has the right to appoint eleven members of BHF’s Board of Directors. The remaining two board members are appointed by BMC. Pursuant to the requirements of the Internal Revenue Code, BFF’s governing documents prohibit any of BHF’s assets or earnings from inuring to the benefit of BFF, BMC, or any director, officer or other private individual.
The Kansas TEFFI Economic Growth Trust
The Kansas Economic Growth Trust (the “EGT”) is a common law trust formed on December 7, 2021 by and between an individual as independent trustee, Ben Custody as administrator, and BCH as advisor. The purpose of the EGT is to receive the proceeds of the Customer ExAlt Trusts that are allocable to the Charitable Beneficiaries and to allocate such proceeds between the Kansas Department of Commerce and qualified charitable organizations (including the Beneficient Heartland Foundation, Inc.) in accordance with the requirements of the TEFFI legislation.

The proceeds received by the EGT are dedicated exclusively to charitable purposes and the trust agreement prohibits any of the EGT’s assets or earnings from inuring to the benefit of Ben Custody, BCH, any director, officer or other private individual. As noted above, Ben Custody provides administrative and accounting services to the EGT, and BCH serves as advisor to the trustee with respect to the administration and distribution of the trust. Neither Ben Custody nor BCH charges a fee for these services. During the year ended March 31, 2023, the trust advisor to certain of the Customer ExAlt Trusts reassigned the beneficial interest held at NPT to the EGT.
Ben has an outstanding payable to EGT of $0.1 million and $0.7 million as of March 31, 2023 and March 31, 2022, respectively. Ben paid $2.7 million during the year ended March 31, 2023. There were no amounts paid during the three months ended March 31, 2022 and the years ended December 31, 2021 and 2020. Additionally, during the year ended March 31, 2023, Ben sold certain entities that held Kansas properties to the EGT in exchange for a $1.4 million promissory note receivable.
Hicks Holdings, L.L.C.
Hicks Holdings, L.L.C., an entity associated with one of Ben’s current directors, is one of the owners and serves as the manager of a limited liability company (“SPV”). A Related Entity also has ownership in the SPV. The SPV holds a BCH Preferred A.0 Unit Account and BCH Preferred A.1 Unit Account among its investment holdings.
Hicks Holdings also owns directly a BCH Preferred A.0 Unit Account, BCH Preferred A.1 Unit Account and Class S Ordinary Units. Hicks Holdings was granted its BCH Preferred A.1 Unit Account and Class S Ordinary Units as compensation for services provided in 2018. Hicks Holdings was granted its BCH Preferred A.0 Unit Account when a portion of the existing BCH Preferred A.1 converted to BCH Preferred A.0 in 2021. The total balance as of March 31, 2023 and March 31, 2022, was $72.6 million and $75.7 million, respectively.
MHT Financial, L.L.C.
MHT Financial is an entity affiliated with Murray T. Holland, who was the President and Chief Executive Officer of GWG Holdings from April 26, 2019 to November 13, 2022. Ben was a consolidated subsidiary of GWG Holdings from December 31, 2019 to November 29, 2021. MHT Financial was considered a related party to Ben during the period in which GWG Holdings consolidated Ben for financial reporting purposes.
MHT Financial owns, either directly or through a beneficial interest, a BCH Preferred A.0 Unit Account and a BCH Preferred A.1 Unit Account with an aggregate account balance of $22.2 million and $23.0 million as of March 31, 2023 and March 31, 2022, respectively.
Shared Services Agreement with GWG Holdings
On May 27, 2020, Ben and GWG Holdings (acting through a then constituted special committee of the Board of Directors of GWG Holdings) entered into a shared services agreement effective as of January 1, 2020 (the “Shared Services Agreement”). Pursuant to the Shared Services Agreement, GWG Holdings pays a quarterly fee to Ben for the provision of accounting and finance, general and administrative, human resources, sales administration and marketing, underwriting and risk management, information technology and legal services for GWG Holdings and its direct or wholly-owned subsidiaries. The total service fee for each quarter is determined in good faith by Ben on the final day of such quarter in accordance with the cost allocation methodology maintained on Ben’s books and records, which provides that, to the extent the Services are eligible for the “services cost method,” as defined in Treasury Regulation
§1.482-9(b),
the Service Fee shall be equal to the total costs incurred by Ben during each quarter in connection with Ben’s provision of the Services to GWG Holdings or its direct or indirect wholly-owned subsidiaries, and that the Service Fee for Services that are not eligible for the services cost method shall be determined by reference to the “cost of services plus method,” as defined in Treasury Regulation
§1.482-9(e).

The term of the Shared Services Agreement has an initial term of one year from the Effective Date and renews automatically for successive one-year
terms, unless either party gives the other party written notice of termination at least six (6) months prior to the end of the then-current term (provided that either party may terminate the Shared Services Agreement upon sixty days’ prior written notice in the event GWG Holdings no longer has the right to appoint a majority of the Board of Directors of the general partner of Ben). Due to the filing by GWG Holdings for reorganization under the Chapter 11 Bankruptcy Code in April 2022, neither party has been authorized to terminate the Shared Services Agreement. During the year ended March 31, 2023, the three months ended March 31, 2022, and the years ended December 31, 2021 and 2020, GWG Holdings paid $0.4 million, nil, $8.0 million, and $3.9 million, respectively, to Ben under the Shared Services Agreement. As of March 31, 2023 and March 31, 2022, Ben has an outstanding gross receivable related to this Shared Services Agreement of $17.8 million and $8.9 million, respectively. Due to the financial deterioration of GWG Holdings including the filing for reorganization under the Chapter 11 Bankruptcy Code in April 2022, the allowance for these r eceivab
les as of March 31, 2023 and March 31, 2022 was $15.6 million and $8.9 million, respectively. The reserve amount pertains to amounts owed by GWG Holdings at the time of their bankruptcy filing.